Commitments and Contingencies - Summary of Minimum Annual Lease Payments Under Operating Leases (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Operating Lease Future Payments and Terms [Line Items]
Remainder of 2021	$ 56	$ 112
Total remaining lease payments	56	112
Less: imputed interest	(1)	(4)
Total operating lease liabilities	55	108	$ 514
Less: current portion	(55)	(108)	(514)
Long-term operating lease liabilities	$ 0	$ 0	$ 0
Weighted-average remaining lease term (in years)	1 year	1 year
Weighted-average discount rate	9.00%	9.00%